OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities	$ 2,734	$ 2,734
Non- current liabilities
Total hedge derivatives	2,734	2,734
Foreign Forward Instrument [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities	2,734	2,734
Non- current liabilities
Total hedge derivatives	$ 2,734	$ 2,734